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January 3, 2025



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Fund")
     (File Nos. 333-114423 and 811-21558)
     CIK No. 0001286364

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and statement of additional information relating to Pioneer Short Term Income Fund, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 35 to the Fund's registration statement on Form N-1A, filed electronically with the Securities and Exchange Commission on December 20, 2024 (SEC Accession No. 0001193125-24-282947).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
------------------------
    Thomas Reyes
    Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820